Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Tax recoverable	—	8,909,126
Deposits	5,824,379	1,675,632
Loan receivable due from a third party	3,101,910	4,000,000
Prepaid expense	523,039	228,477
Other receivables	68,998	101,249
	9,518,326	14,914,484